Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 09, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Stock issued during period for consideration of services, shares	100,000	217,500
Stock issued during period for consideration of services		$ 271,875
Stock issued during period for oil and gas properties, shares		15,000		3,450,000	14,515,223
Stock issued during period for oil and gas properties		$ 18,750			$ 1,294,934